FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
FINANCIAL STATEMENTS SCHEDULE I

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	2020	2021
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	21,213	7,861	1,234
Amounts due from subsidiaries and VIEs	167,887	173,310	27,196
Prepaid and other current assets	855	2,838	445
Total current assets	189,955	184,009	28,875
Investments in subsidiaries and VIEs	(652,193)	(155,566)	(24,412)
Total assets	(462,238)	28,443	4,463
Liabilities
Current Liabilities
Accrued expenses and other current liabilities	2,385	579	91
Total liabilities	2,385	579	91
Equity
Ordinary shares	—	—	—
Additional paid-in capital	815,042	840,580	131,905
Accumulated deficit	(1,266,848)	(794,762)	(124,716)
Accumulated other comprehensive loss	(12,817)	(17,954)	(2,817)
Total deficit	(464,623)	27,864	4,372
Total liabilities and deficit	(462,238)	28,443	4,463

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating cost and expenses:
General and administrative	(2,886)	(6,740)	(6,979)	(1,095)
Total operating cost and expenses	(2,886)	(6,740)	(6,979)	(1,095)
Loss from operations	(2,886)	(6,740)	(6,979)	(1,095)
Interest income (expense)	4,910	7,701	(1)	—
Other income (loss) , net	1	(67,169)	(154)	(24)
Income before taxes and income from equity in subsidiaries and VIEs	2,025	(66,208)	(7,134)	(1,119)
Income tax expense	—	—	—	—
Equity in earnings of subsidiaries and VIEs	525,722	319,091	479,220	75,200
Net income	527,747	252,883	472,086	74,081
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	469	(13,286)	(5,137)	(806)
Other comprehensive income (loss)	469	(13,286)	(5,137)	(806)
Comprehensive income	528,216	239,597	466,949	73,275

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	527,747	252,883	472,086	74,081
Adjustments to reconcile net income to net cash used in operating activities:
Share of results of subsidiaries and VIEs	(525,722)	(319,091)	(479,220)	(75,200)
Depreciation and amortization	2,020	2,675	2,597	408
Impairment of short-term investment	—	67,169	—	0
Changes in operating assets and liabilities:
Amounts due from a related party	(4,938)	—	—	—
Amounts due from subsidiaries and VIEs	(44,695)	(35,702)	(5,994)	(941)
Prepaid and other current assets	(3,137)	(2,413)	18	3
Accrued expenses and other current liabilities	5,933	(3,548)	(1,804)	(283)
Net cash used in operating activities	(42,792)	(38,027)	(12,317)	(1,932)
Cash flows from investing activities
Loan to a related party	(119,924)	—	—	—
Purchase of short-term investment	(71,477)	—	—	—
Cash collected from loan to related parties	—	37,372	—	—
Net cash (used in) provided by investing activities	(191,401)	37,372	—	—
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	255,928	—	—	—
Proceeds from exercise of options	—	6,982	3,296	517
Net cash provided by financing activities	255,928	6,982	3,296	517
Effect of foreign exchange rate changes on cash and cash equivalents	5,488	(12,337)	(4,331)	(680)
Net increase (decrease) in cash and cash equivalents	27,223	(6,010)	(13,352)	(2,095)
Cash and cash equivalents at beginning of year	—	27,223	21,213	3,329
Cash and cash equivalents at end of the year	27,223	21,213	7,861	1,234

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

NOTES TO SCHEDULE I

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. As disclosed in Note 1 to the consolidated financial statements, the Parent Company was incorporated on December 21, 2017 in the Cayman Islands to be the holding company of the Company. The Parent Company undertook a series of transactions to redomicile its business from PRC to the Cayman Islands. The Parent Company has presented Schedule I as if Cayman Islands parent company has been incorporated on January 1, 2017.

3. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. The Parent Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC Topic 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and share of their earnings as “Equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.

4. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Parent Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

5. As of December 31, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Parent Company.

6. Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.